Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investment In Associates And Joint Ventures [Line Items]
Disclosure of Detailed Information of Investments in Associates and Joint Ventures

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	8,706	9,186
MIH	7,411	6,731
Individually immaterial associates	3,034	3,064
	19,151	18,981
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	32,990	33,675
Individually immaterial joint ventures	284	108
	33,274	33,783
Total carrying value of investments in associates and joint ventures	52,425	52,764

Changes in the cost of investments for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	68,010	64,658
Additions	779	3,485
Disposals	(97)	—
Return of capital	(600)	—
Translation and other adjustments	—	(133)
Balances at end of the year	68,092	68,010

Changes in the accumulated impairment losses for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	2,763	2,875
Adjustments	—	(112)
Balances at end of the year	2,763	2,763

Disclosure Of Changes In Accumulated Equity Share In Net Earnings (Losses) Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
Balances at beginning of the year	(12,483)	(11,475)
Equity share in net earnings (losses) of associates and joint ventures:	(428)	(990)
MIH	681	(935)
VTI, Bow Arken and Brightshare	(85)	26
MediaQuest PDRs	(480)	(74)
Individually immaterial associates and joint ventures	(544)	(7)
Disposals	9	—
Translation and other adjustments	(2)	(18)
Balances at end of the year	(12,904)	(12,483)

Summary of Subscription Agreements

The following summarizes the subscription agreements entered into by PLDT with Kayana:

Date	Number of Shares Acquired
(in millions)
March 24, 2024	754.5
September 27, 2024	85.5
September 30, 2024	46.5
September 1, 2025	594.0
1,480.5

The following summarizes the subscription agreements entered into by PCEV with MIH:

Date	Agreement	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100.00%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100.00%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	43.97%
March 12, 2021	Exercise of warrants to subscribe to Class A2 preference shares	6.7	447	41.87%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38.45%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	36.82%
December 13, 2023	Subscription to Class C2 convertible preferred shares	12.3	1,563	36.97%
April 5, 2024	Subscription to Class C2 convertible preferred shares	6.7	857	37.66%

Summary of Carrying Values of Individually Immaterial Associates and Joint Venture

As at December 31, 2025 and 2024, following are the carrying values of individually immaterial associates and joint ventures:

	2025	2024
	(in million pesos)
Individually immaterial associates:
Radius	1,679	2,123
Kayana	1,355	853
Appcard	—	88
	3,034	3,064
Individually immaterial joint ventures:
DFTI	238	66
Telecommunications Connectivity, Inc.	42	42
PFC/VFC	4	—
	284	108
Total individually immaterial associates and joint ventures	3,318	3,172

Summarized Financial Information of Individually Immaterial Associates and Joint Venture

The summarized financial information of individually immaterial associates and joint ventures as at December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023 is shown below:

	Associates		Joint Ventures
	2025	2024	2025	2024
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	8,259	9,342	4,848	3,652
Current assets	3,331	2,393	173	118
Noncurrent liabilities	863	1,279	2,960	2,346
Current liabilities	5,052	3,607	678	1,222
Equity	5,675	6,849	1,383	202
Carrying amount of interest in individually immaterial associates and joint ventures	3,034	3,064	284	108
Additional Information:
Cash and cash equivalents	1,517	1,011	101	54
Current financial liabilities	1,586	1,614	678	1,210
Noncurrent financial liabilities	—	674	2,960	2,346

	Associates			Joint Ventures
	2025	2024	2023	2025	2024	2023
	(in million pesos)
Income Statements:
Revenues	2,798	3,694	927	8	8	8
Depreciation and amortization	2,225	1,122	302	1	1	1
Interest income	39	30	5	—	—	—
Interest expense	(56)	(65)	—	—	—	—
Other comprehensive income	(1,828)	(542)	(457)	530	(84)	(58)
Provision for income tax	24	30	22	—	—	—
Net loss / Total comprehensive loss	(1,828)	(542)	(457)	530	(84)	(58)
Equity share in net losses of individually immaterial associates and joint ventures	(536)	(7)	—	(8)	—	(4)

VTI, Bow Arken and Brightshare [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of VTI Bow Arken and Brightshare

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023:

	2025	2024
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,344	77,849
Current assets	4,486	5,231
Noncurrent liabilities	9,448	9,475
Current liabilities	2,651	2,395
Equity	69,731	71,209
Carrying amount of assets in VTI, Bow Arken and Brightshare	32,990	33,675
Additional Information:
Cash and cash equivalents	2,006	3,010
Current financial liabilities (1)	122	81

(1) Excluding trade, other payables and provisions.

	2025	2024	2023
	(in million pesos)
Income Statements:
Revenues	4,904	4,708	4,344
Depreciation and amortization	1,920	1,973	1,685
Interest income	125	128	111
Provision for income tax	42	135	186
Net loss / Total comprehensive loss	(169)	52	132
Equity share in net income of VTI, Bow Arken and Brightshare	(85)	26	66

Carrying Value of Investments

The carrying value of PLDT’s investment in VTI, Bow Arken and Brightshare as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in million pesos)
VTI, Bow Arken and Brightshare equity	69,731	71,209
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	34,866	35,605
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(393)	(248)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(1,118)	(1,127)
Others	33	(157)
Carrying amount of interest in VTI, Bow Arken and Brightshare	32,990	33,675

Satventures Inc /Cignal TV [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures/Cignal TV as at December 31, 2025 and 2024, and for the years ended December 31, 2025, 2024 and 2023:

	2025	2024
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	22,546	22,710
Current assets	6,596	8,578
Noncurrent liabilities	1,350	2,146
Current liabilities	13,188	13,787
Equity	14,604	15,355
Carrying amount of interest in Satventures/Cignal TV	8,706	9,186
Additional Information:
Cash and cash equivalents	405	588
Current financial liabilities(1)	4,077	2,736
Noncurrent financial liabilities(1)	965	1,210

(1) Excluding trade, other payables and provisions.

	2025	2024	2023
	(in million pesos)
Income Statements:
Revenues	7,219	8,440	8,637
Depreciation and amortization	1,459	1,405	1,304
Interest income	52	52	46
Interest expense	396	347	281
Benefit from income tax	(219)	(40)	(334)
Net loss / Total comprehensive loss	(750)	(115)	(929)
Equity share in net losses of Satventures/Cignal TV	(480)	(74)	(595)

The carrying amount of Satventures’ investment as at December 31, 2025 and 2024 are as follows.

	2025	2024
	(in million pesos)
Satventures’/Cignal TV's equity	14,604	15,355
Deposit for future stock subscription	(1,000)	(1,000)
Satventures’/Cignal TV’s net equity	13,604	14,355
Satventures’/Cignal TV’s noncontrolling interest	64%	64%
Carrying amount of interest in Satventures/Cignal TV	8,706	9,186

Carrying Value of Investments

The carrying amount of Satventures’ investment as at December 31, 2025 and 2024 are as follows.

	2025	2024
	(in million pesos)
Satventures’/Cignal TV's equity	14,604	15,355
Deposit for future stock subscription	(1,000)	(1,000)
Satventures’/Cignal TV’s net equity	13,604	14,355
Satventures’/Cignal TV’s noncontrolling interest	64%	64%
Carrying amount of interest in Satventures/Cignal TV	8,706	9,186

MIH [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The summarized financial information of MIH as at December 31, 2025 and 2024, and for the years ended
December 31, 2025, 2024 and 2023 is shown below:

	2025	2024
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	9,798	7,241
Current assets	30,261	29,815
Noncurrent liabilities	1,523	798
Current liabilities	29,499	29,461
Equity	9,037	6,797
Carrying amount of interest in MIH	7,411	6,731
Additional Information:
Cash and cash equivalents	7,375	8,565
Current financial liabilities(1)	29,194	29,274

(1) Excluding statutory payables and accrued taxes.

	2025	2024	2023
	(in million pesos)
Income Statements:
Revenues	17,577	14,089	8,553
Depreciation and amortization	537	392	348
Interest income	129	168	112
Provision for income tax	489	64	32
Net gain (loss)/Total comprehensive gain (loss)	1,807	(2,501)	(6,153)
Equity share in net income (loss) of MIH (1)	681	(935)	(2,273)

(1) 2025 and 2024 amounts include impact of 2024 and 2023 audit adjusting entries, respectively.

Carrying Value of Investments

The carrying value of PCEV’s investment in MIH as at December 31, 2025 and 2024 are as follows.

	2025	2024
	(in million pesos)
MIH Equity(1)	6,623	4,711
PCEV's noncontrolling interests	37.66%	37.66%
Share in net assets of MIH	2,494	1,774
Goodwill arising from acquisition	4,917	4,957
Carrying amount of interest in MIH	7,411	6,731

(1) Net of Php2,413 million and Php2,086 million Employee Share Stock Option in 2025 and 2024, respectively.